Financial liabilities - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	€ 109,218	€ 74,466
Proceeds		47,444
Repayments	(18,770)	(9,357)
Interest paid	(5,422)	(5,364)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition	(1,557)	(442)
Non-cash changes: interest expense and other	13,209	10,977
Non-cash changes: amortized cost remeasurement	11,318
Non-cash changes: other fair value remeasurement	36,002	609
Non-cash changes: conversion into shares	(69,979)	(4,070)
Non-cash changes : subsidies		914
Non cash changes: additional leases		2,021
Non cash changes : Effect of the change in foreign currency exchange rates	(33)	(3)
Liabilities arising from financing activities at end of period	73,988	113,992
Kreos & Claret convertible notes (OCABSA)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	23,370	21,643
Proceeds
Repayments
Interest paid	(1,688)	(1,688)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	2,644	2,956
Non-cash changes: amortized cost remeasurement
Non-cash changes: other fair value remeasurement
Non-cash changes: conversion into shares	(16,058)
Non-cash changes : subsidies
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	8,269	22,912
Kreos & Claret bond loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	46,401
Proceeds		47,444
Repayments	(14,551)
Interest paid	(2,951)	(2,267)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	5,919	3,559
Non-cash changes: amortized cost remeasurement
Non-cash changes: other fair value remeasurement
Non-cash changes: conversion into shares
Non-cash changes : subsidies
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	34,819	45,533
Heights convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	21,574	29,605
Proceeds		0
Repayments	(2,188)	(6,563)
Interest paid	(689)	(1,378)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition	(1,557)	(442)
Non-cash changes: interest expense and other	778	1,333
Non-cash changes: amortized cost remeasurement
Non-cash changes: other fair value remeasurement	36,002	609
Non-cash changes: conversion into shares	(53,921)
Non-cash changes : subsidies
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	0	23,164
PGE
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,488	3,678
Proceeds
Repayments	(1,250)	(1,250)
Interest paid	(43)	(18)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	58	56
Non-cash changes: amortized cost remeasurement
Non-cash changes: other fair value remeasurement
Non-cash changes: conversion into shares
Non-cash changes : subsidies
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	1,252	2,466
Conditional advances Bpifrance
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	6,771
Proceeds
Repayments		(1,142)
Interest paid
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other		7
Non-cash changes: amortized cost remeasurement
Non-cash changes: other fair value remeasurement
Non-cash changes: conversion into shares		(4,070)
Non-cash changes : subsidies		914
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	0	2,480
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	2,363	540
Proceeds
Repayments	(782)	(402)
Interest paid	(51)	(14)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	51	43
Non-cash changes: amortized cost remeasurement
Non-cash changes: other fair value remeasurement
Non-cash changes: conversion into shares
Non-cash changes : subsidies
Non cash changes: additional leases		2,021
Non cash changes : Effect of the change in foreign currency exchange rates	(33)	(3)
Liabilities arising from financing activities at end of period	1,549	2,185
Royalty certificates
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	13,023	12,229
Proceeds
Repayments
Interest paid
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments
Non-cash changes: (gain)/loss on recognition or derecognition
Non-cash changes: interest expense and other	3,758	3,023
Non-cash changes: amortized cost remeasurement	11,318
Non-cash changes: other fair value remeasurement
Non-cash changes: conversion into shares		0
Non-cash changes : subsidies
Non cash changes: additional leases
Non cash changes : Effect of the change in foreign currency exchange rates
Liabilities arising from financing activities at end of period	€ 28,099	€ 15,253